PREFERRED STOCK - Additional Information (Detail) $ / shares in Units, $ in Millions			12 Months Ended
	Jun. 02, 2017 USD ($) $ / shares shares	May 14, 2014 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Temporary Equity [Line Items]
Preferred Stock, Convertible, Conversion Ratio			4.34
Class A Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share			$ 0.0001
Class A Redeemable Convertible Preferred Stock [Member] | Nogin Inc [Member]
Temporary Equity [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares		2,042,483
Temporary equity par or stated value per share		$ 0.0001	0.0001	$ 0.0001
Temporary equity, stock issued during period, value, new issues | $		$ 3.1
Temporary equity, redemption price per share			$ 2.295
Temporary equity, liquidation preference | $			$ 6.3	$ 6.3
Temporary equity issue price per share			$ 1.53
Liquidation event distribution per share over issue price			two times
Class B Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity par or stated value per share			$ 0.0001
Class B Redeemable Convertible Preferred Stock [Member] | Nogin Inc [Member]
Temporary Equity [Line Items]
Temporary equity, stock issued during period, shares, new issues | shares	1,459,462
Temporary equity par or stated value per share	$ 0.0001		0.0001	$ 0.0001
Temporary equity, stock issued during period, value, new issues | $	$ 4.3
Temporary equity, redemption price per share			$ 4.45335
Temporary equity, liquidation preference | $			$ 8.7	$ 8.7
Temporary equity issue price per share			$ 2.9689
Liquidation event distribution per share over issue price			two times